INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

7.   INTANGIBLE ASSETS, NET

Gross carrying amount, accumulated amortization and net book value of the intangible assets are as follows:

	As of December 31,
	2020	2021
	RMB	RMB
BCA	437,003	427,010
NCC	544,018	531,579
Trademark and domain name	339,471	340,053
Technology	96,000	96,000
Less: Accumulated amortization	(908,528)	(1,062,325)
Intangible assets, net	507,964	332,317

Amortization expenses related to intangible assets were RMB184,083 and RMB173,741 for the years ended December 31,2020 and 2021, respectively.

7.   INTANGIBLE ASSETS, NET - continued

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Future Amortization Expense
RMB
For the years ending December 31,
2022	174,844
2023	81,660
2024	35,114
2025	35,107
2026 and thereafter	5,592
Total	332,317